Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with the SEC’s disclosure requirements pursuant to Item 402(v) of Regulation S-K regarding Pay Versus Performance (“PVP”), the Company’s PVP disclosures are provided below. As a smaller reporting company, we have included a table that compares the total compensation of our principal executive officer (“PEO”) and average other named executive officers (“Non-PEO NEOs”), as presented in the SCT, to Compensation Actually Paid (“CAP”) in accordance with Item 402(v) of Regulation S-K. The table and disclosure below also compares CAP to our indexed TSR and Net Income.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used CAP as a basis for making compensation decisions, nor does it use Net Income for purposes of determining incentive compensation.

Pay Versus Performance Table – Compensation Definitions

Salary, Bonus, Stock Awards, and All Other Compensation are each calculated in the same manner for purposes of both CAP and SCT values. The primary difference between the calculation of CAP and SCT total compensation is the calculation of the value of “Stock Awards,” with the table below describing the differences in how these awards are valued for purposes of SCT total and CAP.

Pay Versus Performance Table

In accordance with the SEC’s PVP rules, the table below shows the executive compensation actually paid to our PEOs and Non-PEO NEOs for 2024, 2023, and 2022.

Year	Summary Compensation Table Total for PEO - Mooney ($)(1)	Compensation Actually Paid to PEO - Mooney ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2024	–	–	–	–	–	–
2023	799,972	514,788	635,695	282,143	6.36	(42,421,737)
2022	414,470	382,745	585,265	262,750	22.29	(58,253,723)

Year	Summary Compensation Table Total for PEO – DiSiena ($)(1)	Compensation Actually Paid to PEO – DiSiena ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2024	–	–	–	–	–	–
2023	97,167	97,167	635,695	282,143	6.36	(42,421,737)
2022	–	–	585,265	262,750	22.29	(58,253,723)

Year	Summary Compensation Table Total for PEO – Fernandez-McGovern ($)(1)	Compensation Actually Paid to PEO –Fernandez-McGovern ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2024	–	–	–	–	–	–
2023	627,885	335,777	635,695	282,143	6.36	(42,421,737)
2022	700,194	442,719	585,265	262,750	22.29	(58,253,723)

Year	Summary Compensation Table Total for PEO – O’Sullivan ($)(1)	Compensation Actually Paid to PEO –O’Sullivan ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2024	–	–	–	–	–	–
2023	546,337	393,485	635,695	282,143	6.36	(42,421,737)
2022	470,336	369,605	585,265	262,750	22.29	(58,253,723)

Year	Summary Compensation Table Total for First 2024 PEO – Grant Begley ($)(5)	Compensation Actually Paid to First 2024 PEO – Grant Begley ($)(2)(3)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2024	52,314	48,000	241,794	225,571	8.05	(35,234,352)
2023	–	–	–	–	–	–
2022	–	–	–	–	–	–

Year	Summary Compensation Table Total for Second 2024 PEO – William Irby ($)(5)	Compensation Actually Paid to Second 2024 PEO – William Irby ($)(2)(3)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2024	401,504	353,504	241,794	225,571	8.05	(35,234,352)
2023	–	–	–	–	–	–
2022	–	–	–	–	–	–

(1)	The PEO for the 2023 and 2022 reporting years was Mr. Barrett Mooney. The non-PEO NEOs in the 2023 reporting year were Mr. Mark DiSiena, Ms. Nicole Fernandez-McGovern and Mr. Michael O’Sullivan, and in the 2022 reporting year were Ms. Fernandez-McGovern and Mr. O’Sullivan.

(2)	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the SCT Total with certain adjustments noted in the below table and described in footnote 4 below.

(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718, Compensation – Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of equity awards as of each grant date.

(4)	The total shareholder return (“TSR”) is calculated by taking the difference of the Company’s stock price from the beginning of the measurement period, December 31, 2021 at $31.40, and the ending of the measurement periods of December 31, 2022, 2023, and 2024 at $7.00, $2.00 and $3.47, respectively; then dividing by the respective measurement period’s initial stock price.

	2024 - PEO - Begley ($)	2024 - PEO - Irby ($)	2024 - Non-PEO NEOs ($)	2023 - PEO - Mooney ($)	2022 - PEO - Mooney ($)	2023 - Non-PEO NEOs ($)	2022 - Non-PEO NEOs ($)
SCT Total Compensation	$52,314	$401,504	$241,794	$799,972	$414,470	$1,271,389	$585,265
Less: Equity awards reported in SCT	(4,314)	(48,000)	(16,223)	(285,184)	(31,725)	(520,593)	(179,103)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years	-	-		-	-	-	(111,687)
Fair Value of Equity Compensation Granted in Current Year at Year-End	-	-		-	-	-	124,949
Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year	-	-		-	-	-	205,875
Change in Fair Value as of the Current Fiscal Year (From the End of Prior Fiscal Year) of Awards Granted in Prior Fiscal Years that remain Outstanding and Unvested as of the End of the Current Fiscal Year	-	-		-	-	-	(362,550)
Compensation Actually Paid	$48,000	$353,504	$225,571	$514,788	$382,745	$750,796	$262,750

(5)	The First 2024 PEO reflected in the tables is Grant Begley and the Second 2024 PEO reflected in the tables is William Irby. The Non-PEO NEOs for 2024 are Mark DiSiena and Brent Pope.

Named Executive Officers, Footnote [Text Block]

(1)	The PEO for the 2023 and 2022 reporting years was Mr. Barrett Mooney. The non-PEO NEOs in the 2023 reporting year were Mr. Mark DiSiena, Ms. Nicole Fernandez-McGovern and Mr. Michael O’Sullivan, and in the 2022 reporting year were Ms. Fernandez-McGovern and Mr. O’Sullivan.

(5)	The First 2024 PEO reflected in the tables is Grant Begley and the Second 2024 PEO reflected in the tables is William Irby. The Non-PEO NEOs for 2024 are Mark DiSiena and Brent Pope.

Adjustment To PEO Compensation, Footnote [Text Block]

	2024 - PEO - Begley ($)	2024 - PEO - Irby ($)	2024 - Non-PEO NEOs ($)	2023 - PEO - Mooney ($)	2022 - PEO - Mooney ($)	2023 - Non-PEO NEOs ($)	2022 - Non-PEO NEOs ($)
SCT Total Compensation	$52,314	$401,504	$241,794	$799,972	$414,470	$1,271,389	$585,265
Less: Equity awards reported in SCT	(4,314)	(48,000)	(16,223)	(285,184)	(31,725)	(520,593)	(179,103)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years	-	-		-	-	-	(111,687)
Fair Value of Equity Compensation Granted in Current Year at Year-End	-	-		-	-	-	124,949
Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year	-	-		-	-	-	205,875
Change in Fair Value as of the Current Fiscal Year (From the End of Prior Fiscal Year) of Awards Granted in Prior Fiscal Years that remain Outstanding and Unvested as of the End of the Current Fiscal Year	-	-		-	-	-	(362,550)
Compensation Actually Paid	$48,000	$353,504	$225,571	$514,788	$382,745	$750,796	$262,750

PEO Name			Mr. Barrett Mooney	Mr. Barrett Mooney
Additional 402(v) Disclosure
(2)	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the SCT Total with certain adjustments noted in the below table and described in footnote 4 below.

Mr. Barrett Mooney [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[1]		$ 799,972	$ 414,470
Compensation Actually Paid	[1],[2],[3]		514,788	382,745
Mr. Barrett Mooney [Member] | Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount			(285,184)	(31,725)
Mr. Barrett Mooney [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Mr. Barrett Mooney [Member] | Fair Value of Equity Compensation Granted in Current Year at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Mr. Barrett Mooney [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Mr. Barrett Mooney [Member] | Change in Fair Value as of the Current Fiscal Year (From the End of Prior Fiscal Year) of Awards Granted in Prior Fiscal Years that remain Outstanding and Unvested as of the End of the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Mr. Mark DiSiena, Ms. Nicole Fernandez-McGovern and Mr. Michael O’Sullivan [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[1]		635,695	585,265
Compensation Actually Paid	[1],[2],[3]		282,143	262,750
Total Shareholder Return Amount	[4]		6.36	22.29
Net Income (Loss) Attributable to Parent			(42,421,737)	(58,253,723)
Mr. Barrett Mooney and Mr. Mark DiSiena, Ms. Nicole Fernandez-McGovern and Mr. Michael O’Sullivan [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	[4]		6.36	22.29
Net Income (Loss) Attributable to Parent			(42,421,737)	(58,253,723)
Mr. Mark DiSiena [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[1]		97,167
Compensation Actually Paid	[1],[2],[3]		97,167
Ms. Nicole Fernandez-McGovern [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[1]		627,885	700,194
Compensation Actually Paid	[1],[2],[3]		335,777	442,719
Mr. Michael O’Sullivan [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[1]		546,337	470,336
Compensation Actually Paid	[1],[2],[3]		393,485	369,605
Grant Begley [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[5]	52,314
Compensation Actually Paid	[2],[3],[5]	48,000
Grant Begley [Member] | Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(4,314)
Grant Begley [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Grant Begley [Member] | Fair Value of Equity Compensation Granted in Current Year at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Grant Begley [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Grant Begley [Member] | Change in Fair Value as of the Current Fiscal Year (From the End of Prior Fiscal Year) of Awards Granted in Prior Fiscal Years that remain Outstanding and Unvested as of the End of the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Mark DiSiena and Brent Pope [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[5]	241,794
Compensation Actually Paid	[2],[3],[5]	225,571
Grant Begley and Mark DiSiena and Brent Pope [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	[4]	8.05
Net Income (Loss) Attributable to Parent		(35,234,352)
William Irby [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[5]	401,504
Compensation Actually Paid	[2],[3],[5]	353,504
William Irby [Member] | Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(48,000)
William Irby [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
William Irby [Member] | Fair Value of Equity Compensation Granted in Current Year at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
William Irby [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
William Irby [Member] | Change in Fair Value as of the Current Fiscal Year (From the End of Prior Fiscal Year) of Awards Granted in Prior Fiscal Years that remain Outstanding and Unvested as of the End of the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
William Irby and Mark DiSiena and Brent Pope [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	[4]	8.05
Net Income (Loss) Attributable to Parent		(35,234,352)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation		241,794	1,271,389	585,265
Compensation Actually Paid		225,571	750,796	262,750
Non-PEO NEO [Member] | Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(16,223)	(520,593)	(179,103)
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				(111,687)
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted in Current Year at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				124,949
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				205,875
Non-PEO NEO [Member] | Change in Fair Value as of the Current Fiscal Year (From the End of Prior Fiscal Year) of Awards Granted in Prior Fiscal Years that remain Outstanding and Unvested as of the End of the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount				$ (362,550)
Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Grant Begley
Peo 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Name		William Irby

[1]	The PEO for the 2023 and 2022 reporting years was Mr. Barrett Mooney. The non-PEO NEOs in the 2023 reporting year were Mr. Mark DiSiena, Ms. Nicole Fernandez-McGovern and Mr. Michael O’Sullivan, and in the 2022 reporting year were Ms. Fernandez-McGovern and Mr. O’Sullivan.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718, Compensation – Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of equity awards as of each grant date.
[3]	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the SCT Total with certain adjustments noted in the below table and described in footnote 4 below.
[4]	The total shareholder return (“TSR”) is calculated by taking the difference of the Company’s stock price from the beginning of the measurement period, December 31, 2021 at $31.40, and the ending of the measurement periods of December 31, 2022, 2023, and 2024 at $7.00, $2.00 and $3.47, respectively; then dividing by the respective measurement period’s initial stock price.
[5]	The First 2024 PEO reflected in the tables is Grant Begley and the Second 2024 PEO reflected in the tables is William Irby. The Non-PEO NEOs for 2024 are Mark DiSiena and Brent Pope.